Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Complete Production Services, Inc.
Entity Central Index Key	0001340041
Document Type	8-K
Document Period End Date	Mar. 31, 2011
Amendment Flag	false